Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	70 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005473
Average Annual Return [Line Items]
Average Annual Return, Percent	6.12%	11.81%		11.04%
Without Sales Load [Member] | C000005474
Average Annual Return [Line Items]
Average Annual Return, Percent	5.88%	11.53%		10.75%
Without Sales Load [Member] | C000005475
Average Annual Return [Line Items]
Average Annual Return, Percent	5.59%	11.25%		10.48%
Without Sales Load [Member] | C000159685
Average Annual Return [Line Items]
Average Annual Return, Percent	6.27%	11.97%		11.20%
Without Sales Load [Member] | C000219316
Average Annual Return [Line Items]
Average Annual Return, Percent	6.98%	12.71%	20.76%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	21.42%
Russell Midcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.05%	9.83%		9.78%
Russell Midcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.05%	9.83%		9.78%
Russell Midcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.05%	9.83%		9.78%
Russell Midcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.05%	9.83%		9.78%
Russell Midcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.05%	9.83%	17.91%